UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Conatus Capital Management LP
Address: Two Greenwich Plaza, 4th Floor
         Greenwich, Connecticut  06830

13F File Number:  028-13303

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian H. Fortune
Title:     General Counsel/Chief Compliance Officer
Phone:     203-485-5235

Signature, Place, and Date of Signing:

 /s/    Brian H. Fortune     Greenwich, Connecticut     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    36

Form 13F Information Table Value Total:    $2,219,001 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMAZON COM INC                 COM              023135106    99898   398205 SH       SOLE                   398205        0        0
AMERICAN INTL GROUP INC        COM NEW          026874784    50579  1432832 SH       SOLE                  1432832        0        0
CABOT OIL & GAS CORP           COM              127097103    48235   969744 SH       SOLE                   969744        0        0
CAMERON INTERNATIONAL CORP     COM              13342B105    21850   387000 SH       SOLE                   387000        0        0
CANADIAN PAC RY LTD            COM              13645T100    98261   966948 SH       SOLE                   966948        0        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102    74362  1006488 SH       SOLE                  1006488        0        0
DAVITA HEALTHCARE PARTNERS I   COM              23918K108    67667   612205 SH       SOLE                   612205        0        0
EOG RES INC                    COM              26875P101    48618   402500 SH       SOLE                   402500        0        0
FACEBOOK INC                   CL A             30303M102   137215  5154642 SH       SOLE                  5154642        0        0
FASTENAL CO                    COM              311900104    51834  1111135 SH       SOLE                  1111135        0        0
FIRST REP BK SAN FRANCISCO C   COM              33616C100    37380  1140336 SH       SOLE                  1140336        0        0
GOOGLE INC                     CL A             38259P508    97158   137349 SH       SOLE                   137349        0        0
GRIFOLS S A                    SP ADR REP B NVT 398438408    59051  2277328 SH       SOLE                  2277328        0        0
GRUPO FINANCIERO SANTANDER M   SPON ADR SHS B   40053C105    48734  3012000 SH       SOLE                  3012000        0        0
IHS INC                        CL A             451734107    50265   523595 SH       SOLE                   523595        0        0
INTUITIVE SURGICAL INC         COM NEW          46120E602    72309   147459 SH       SOLE                   147459        0        0
LIBERTY GLOBAL INC             COM SER A        530555101    48102   764002 SH       SOLE                   764002        0        0
LINKEDIN CORP                  COM CL A         53578A108    74443   648341 SH       SOLE                   648341        0        0
LULULEMON ATHLETICA INC        COM              550021109    67408   884266 SH       SOLE                   884266        0        0
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100    56289   985971 SH       SOLE                   985971        0        0
MASTERCARD INC                 CL A             57636Q104    59339   120784 SH       SOLE                   120784        0        0
MONSANTO CO NEW                COM              61166W101    76645   809776 SH       SOLE                   809776        0        0
MOODYS CORP                    COM              615369105    47509   944136 SH       SOLE                   944136        0        0
PIONEER NAT RES CO             COM              723787107    45543   427272 SH       SOLE                   427272        0        0
PVH CORP                       COM              693656100    60427   544342 SH       SOLE                   544342        0        0
RALPH LAUREN CORP              CL A             751212101    54676   364698 SH       SOLE                   364698        0        0
REALOGY HLDGS CORP             COM              75605Y106    54229  1292398 SH       SOLE                  1292398        0        0
SALESFORCE COM INC             COM              79466L302    74019   440326 SH       SOLE                   440326        0        0
SBA COMMUNICATIONS CORP        COM              78388J106    50712   714459 SH       SOLE                   714459        0        0
SCHLUMBERGER LTD               COM              806857108    69052   996438 SH       SOLE                   996438        0        0
SIGNATURE BK NEW YORK N Y      COM              82669G104    36075   505673 SH       SOLE                   505673        0        0
SIRONA DENTAL SYSTEMS INC      COM              82966C103    37335   579194 SH       SOLE                   579194        0        0
ULTA SALON COSMETCS & FRAG I   COM              90384S303    47784   486304 SH       SOLE                   486304        0        0
UNITEDHEALTH GROUP INC         COM              91324P102    47347   872921 SH       SOLE                   872921        0        0
VISA INC                       COM CL A         92826C839    95896   632645 SH       SOLE                   632645        0        0
VMWARE INC                     CL A COM         928563402    52755   560393 SH       SOLE                   560393        0        0